Goodwill and Identifiable Intangible Assets - Schedule of Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 1,113.6	$ 0	$ 0
Goodwill resulting from Acquisition		1,085.4
Foreign currency translation	(113.9)	28.2
Purchase accounting adjustments	6.1
Divestitures	(4.7)
Goodwill, ending balance	1,001.1	1,113.6
Successor [Member] | Performance Coatings [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	1,038.8	0	0
Goodwill resulting from Acquisition		1,012.5
Foreign currency translation	(106.2)	26.3
Purchase accounting adjustments	5.7
Divestitures	(4.7)
Goodwill, ending balance	933.6	1,038.8
Successor [Member] | Transportation Coatings [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	74.8	0	0
Goodwill resulting from Acquisition		72.9
Foreign currency translation	(7.7)	1.9
Purchase accounting adjustments	0.4
Divestitures	0
Goodwill, ending balance	67.5	74.8
Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		588.8	588.8	588.8
Foreign currency translation			0	0
Goodwill, ending balance			588.8	588.8
Predecessor [Member] | Performance Coatings [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		517.9	517.9	517.9
Foreign currency translation			0	0
Goodwill, ending balance			517.9	517.9
Predecessor [Member] | Transportation Coatings [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		70.9	70.9	70.9
Foreign currency translation			0	0
Goodwill, ending balance			$ 70.9	$ 70.9